Commitments and Contingencies - Minimum Future Charter Revenue (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 264,804
2023	195,464
2024	173,747
2025	127,547
2026	105,742
2027 to 2028	133,626
Minimum charter revenues	$ 1,000,930